Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties and their Relationships with the Company

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during the years ended December 31, 2025, 2024 and 2023, or recorded balances as of December 31, 2025 and 2024.

Name	Relationship with the Company
Mr. Bing Zhang	Chairman of the Company’s board of directors
Happy Starlight Limited	Entity controlled by Mr. Bing Zhang

As of December 31, 2025 and 2024, the balances with related party were as follows:

	As of December 31,
	2025	2024
Loans payable due to related parties
Mr. Bing Zhang	$1,800	$1,100
Happy Starlight Limited	950	-
	$2,750	$1,100
Other payable
Others	$3	$-
	$2,753	$1,100